Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000165348
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 55,147,636
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,147,636
Total number of portfolio holdings	14
Period portfolio turnover rate	28%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.2%
Exchange Traded Funds - Debt Funds	37.9%
Short-Term Investments	0.7%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

C000165349
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 55,147,636
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,147,636
Total number of portfolio holdings	14
Period portfolio turnover rate	28%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.2%
Exchange Traded Funds - Debt Funds	37.9%
Short-Term Investments	0.7%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

C000165363
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 688,728,068
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$688,728,068
Total number of portfolio holdings	270
Period portfolio turnover rate	47%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	36.8%
Common Stocks - Communications	15.8%
Common Stocks - Financial	11.6%
Common Stocks - Consumer, Non-cyclical	11.6%
Common Stocks - Industrial	9.9%
Common Stocks - Other	12.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165364
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 688,728,068
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$688,728,068
Total number of portfolio holdings	270
Period portfolio turnover rate	47%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	36.8%
Common Stocks - Communications	15.8%
Common Stocks - Financial	11.6%
Common Stocks - Consumer, Non-cyclical	11.6%
Common Stocks - Industrial	9.9%
Common Stocks - Other	12.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165366
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 103,309,025
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$103,309,025
Total number of portfolio holdings	139
Period portfolio turnover rate	50%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	47.2%
Common Stocks - Communications	23.1%
Common Stocks - Industrial	11.8%
Common Stocks - Consumer, Non-cyclical	6.5%
Common Stocks - Financial	4.6%
Common Stocks - Other	4.9%
Short-Term Investments	2.4%
Other Assets Less Liabilities - Net	(0.5)%
Total	100.0%

C000165367
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 103,309,025
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$103,309,025
Total number of portfolio holdings	139
Period portfolio turnover rate	50%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	47.2%
Common Stocks - Communications	23.1%
Common Stocks - Industrial	11.8%
Common Stocks - Consumer, Non-cyclical	6.5%
Common Stocks - Financial	4.6%
Common Stocks - Other	4.9%
Short-Term Investments	2.4%
Other Assets Less Liabilities - Net	(0.5)%
Total	100.0%

C000165369
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 154,198,687
Holdings Count | Holding	645
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$154,198,687
Total number of portfolio holdings	645
Period portfolio turnover rate	23%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Country	% of Net Assets
United States	15.9%
Japan	13.4%
South Korea	7.8%
Canada	7.3%
United Kingdom	7.2%
China	6.2%
France	5.4%
Germany	5.0%
Other Country	30.1%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

C000165370
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 154,198,687
Holdings Count | Holding	645
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$154,198,687
Total number of portfolio holdings	645
Period portfolio turnover rate	23%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Country	% of Net Assets
United States	15.9%
Japan	13.4%
South Korea	7.8%
Canada	7.3%
United Kingdom	7.2%
China	6.2%
France	5.4%
Germany	5.0%
Other Country	30.1%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

C000165372
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 262,451,553
Holdings Count | Holding	319
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$262,451,553
Total number of portfolio holdings	319
Period portfolio turnover rate	66%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Industrial	17.4%
Common Stocks - Consumer, Non-cyclical	16.4%
Common Stocks - Consumer, Cyclical	13.8%
Common Stocks - Communications	8.7%
Common Stocks - Other	13.2%
Short-Term Investments	1.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.2%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165373
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 262,451,553
Holdings Count | Holding	319
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$262,451,553
Total number of portfolio holdings	319
Period portfolio turnover rate	66%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Industrial	17.4%
Common Stocks - Consumer, Non-cyclical	16.4%
Common Stocks - Consumer, Cyclical	13.8%
Common Stocks - Communications	8.7%
Common Stocks - Other	13.2%
Short-Term Investments	1.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.2%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165381
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 245,699,099
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$245,699,099
Total number of portfolio holdings	386
Period portfolio turnover rate	63%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Financial	20.7%
Common Stocks - Consumer, Non-cyclical	17.5%
Common Stocks - Technology	17.3%
Common Stocks - Industrial	12.4%
Common Stocks - Communications	11.1%
Common Stocks - Other	19.6%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165382
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 245,699,099
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$245,699,099
Total number of portfolio holdings	386
Period portfolio turnover rate	63%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Financial	20.7%
Common Stocks - Consumer, Non-cyclical	17.5%
Common Stocks - Technology	17.3%
Common Stocks - Industrial	12.4%
Common Stocks - Communications	11.1%
Common Stocks - Other	19.6%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165384
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 41,586,633
Holdings Count | Holding	419
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$41,586,633
Total number of portfolio holdings	419
Period portfolio turnover rate	37%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	20.2%
Corporate Bonds and Notes - Communications	19.3%
Corporate Bonds and Notes - Energy	14.2%
Corporate Bonds and Notes - Consumer, Cyclical	13.0%
Corporate Bonds and Notes - Consumer, Non-cyclical	7.8%
Corporate Bonds and Notes - Other	23.9%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

C000165385
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 41,586,633
Holdings Count | Holding	419
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$41,586,633
Total number of portfolio holdings	419
Period portfolio turnover rate	37%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	20.2%
Corporate Bonds and Notes - Communications	19.3%
Corporate Bonds and Notes - Energy	14.2%
Corporate Bonds and Notes - Consumer, Cyclical	13.0%
Corporate Bonds and Notes - Consumer, Non-cyclical	7.8%
Corporate Bonds and Notes - Other	23.9%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

C000165351
Shareholder Report [Line Items]
Fund Name	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 55,743,352
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,743,352
Total number of portfolio holdings	405
Period portfolio turnover rate	96%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Corporate Bonds and Notes	35.6%
Agency Mortgage Backed Securities	31.6%
Asset Backed and Commercial Backed Securities	22.9%
U.S. Treasury Securities and Agency Bonds	14.1%
Sovereign Debts	1.4%
Other Investments	1.0%
Short-Term Investments	0.5%
Other Assets Less Liabilities - Net	(7.1)%
Total	100.0%